Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Company's Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2020 $	December 31, 2019 $
Deferred tax assets:
Vessels and equipment	17,707	1,646
Tax losses carried forward and disallowed finance costs (1)	167,179	164,009
Other	17,697	19,674
Total deferred tax assets	202,583	185,329
Deferred tax liabilities:
Vessels and equipment	1,256	22,913
Provisions	—	6,512
Other	21,232	—
Total deferred tax liabilities	22,488	29,425
Net deferred tax assets	180,095	155,904
Valuation allowance	(172,867)	(153,302)
Net deferred tax assets	7,228	2,602
(1)Substantially all of the Company's estimated net operating loss carryforwards of $838.5 million relate primarily to its U.K., Spanish, Norwegian and Luxembourg subsidiaries and, to a lesser extent, to its Australian subsidiaries. The Company had estimated disallowed finance costs in Spain and Norway of approximately $9.2 million and $15.4 million, respectively, at December 31, 2020, which are available indefinitely and 10 years, respectively, from the year the costs are incurred for offset against future taxable income in Spain and Norway, respectively. The Company's estimated tax losses in Luxembourg are available for offset against taxable future income in Luxembourg, either indefinitely for losses arising prior to 2017, or for 17 years for losses arising subsequent to 2016.
Components of Provision for Income Taxes
The components of the provision for income tax expense are as follows:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Current	(11,089)	(25,563)	(17,458)
Deferred	2,101	81	(2,266)
Income tax expense	(8,988)	(25,482)	(19,724)

Reconciliations of Income Tax Rates and Actual Tax Charge	Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Net income (loss) before taxes	99,970	(123,504)	(38,023)
Net income (loss) not subject to taxes	141,639	(91,925)	(104,465)
Net (loss) income subject to taxes	(41,669)	(31,579)	66,442
At applicable statutory tax rates	(9,957)	(4,352)	15,177
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	10,650	25,177	4,639
Other	8,295	4,657	(92)
Tax expense related to the year	8,988	25,482	19,724

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company’s consolidated balance sheets:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Balance of unrecognized tax benefits as at January 1	62,958	40,556	31,061
Increases for positions related to the current year	19,084	5,829	9,297
Increases for positions related to prior years	16,799	19,721	5,270
Decreases for positions related to prior years	(17,021)	—	—
Settlements with tax authority	(9,372)	—	—
Decreases related to statute of limitations	(3,176)	(2,546)	(783)
Foreign exchange loss (gain)	1,466	(602)	(4,289)
Balance of unrecognized tax benefits as at December 31	70,738	62,958	40,556